Accounts Payable (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Suppliers, repairers	$ 6,339	$ 8,774
Insurers, agents and brokers	355	406
Payables to charterers	1,566	650
Other creditors	4,899	727
Total	$ 13,159	$ 10,557